Expense Example, No Redemption - Morgan C Shares - JPMorgan Prime Money Market Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Morgan 1 Year	Morgan 3 Years	Morgan 5 Years	Morgan 10 Years
USD ($)	99	1,119	2,142	4,707	51	160	280	628